INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Acquisition of subsidiaries - Schedule of paid and payable consideration, as well as the fair value of the assets acquired and liabilities assumed as of the date of acquisition (Details 1) - Companhia Paranaense de Gás - Compagás [member] - Compass Dois LTDA [Member] - BRL (R$)
R$ in Thousands
	Dec. 31, 2024	Sep. 16, 2024
Transferred consideration
Cash transfer - on the date of signing the contract		R$ 47,270
Cash transfer - on the closing date		337,124
Remaining installments	R$ 595,567	577,731
Transferred consideration		962,125
Identifiable assets acquired and liabilities assumed
Cash, cash equivalents and restricted cash		53,801
Accounts receivable from customers		106,431
Income tax and social contribution to be recovered		25,869
Other taxes to be recovered		53,317
Other assets		81,269
Contract assets		56,627
Intangible		2,905,516
Loans, borrowings and debentures		(285,033)
Trade payables		(77,273)
Current income tax and social contribution payable		(21,258)
Other taxes payable		(32,066)
Other accounts payable		(138,952)
Provision for lawsuits		(98,126)
Deferred income tax and social contribution liabilities		(743,602)
Participation of non-controlling shareholders		(924,395)
Net assets acquired		962,125
Cash received		(53,801)
Consideration transferred, net of cash		R$ 908,324